SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of Issued and Fully Paid Share Capital

	The Group and the Bank
	2021	2020	2019	2021	2020	2019
	Number of shares	Number of shares	Number of shares	£m	£m	£m
Ordinary shares of £1 each
At 1 January	1,574,285,752	1,574,285,751	1,574,285,751	1,574	1,574	1,574
Issued in the year	—	1	—	—	—	—
At 31 December	1,574,285,752	1,574,285,752	1,574,285,751	1,574	1,574	1,574